Net Income (Loss) Per Share (Tables)	12 Months Ended
Oct. 31, 2013
Earnings Per Share [Abstract]
Components Of Reconciliation Of Numerators And Denominators Net Income Per Share
The following is a reconciliation of the numerators and denominators of the net income (loss) per share computations for the periods presented:

	Years ended October 31,
	2013	2012	2011
Net income (loss) attributable to OCC (numerator)	$(42,837)	$2,749,317	$666,316
Shares (denominator)	5,784,545	6,455,817	6,304,776
Basic and diluted net income (loss) per share	$(0.01)	$0.43	$0.11